Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 494,390		$ 521,310
Accumulated depreciation	(225,332)		(233,084)
Fixed assets, net	269,058	[1]	288,226	[2]
Depreciation expenses for fixed assets	16,621		19,990		$ 23,495
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	361,172		367,296
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	91,183		110,416
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	33,704		34,212
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	5,374		6,301
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 2,957		$ 3,085

[1]	Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.
[2]	Total additions to fixed assets of Sohu and Changyou were $4.6 million and $1.0 million, respectively, for the year ended December 31, 2022.